Other assets	3 Months Ended
Mar. 31, 2018
Other assets
Other assets

Note 7 – Other assets

Other assets comprise the following:

	At March 31,	At December 31,
	2018	2017
Oil & gas well equipment, net	$11.7	$12.7
Furniture and fixtures, net	0.5	0.6
Debt issue costs	2.4	1.9
	$14.6	$15.2